Segment information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Revenue
Trading and manufacturing	$ 13,770	$ 11,001	$ 13,721
Engineering	6,334	6,349	8,757
Revenue	20,104	17,350	22,478
Operating loss
Trading and manufacturing	(119)	(153)	(346)
Engineering	(821)	(306)	(209)
Unallocated corporate expenses	(119)	(115)	(115)
Operating expenses	(1,059)	(574)	(670)
Depreciation:
Trading and manufacturing	43	41	43
Engineering	17	20	12
Depreciation	60	61	55
Capital Expenditures, Gross
Trading and manufacturing	79	13	12
Engineering	6	5	48
Total	85	18	$ 60
Assets
Trading and manufacturing	9,951	5,049
Engineering	13,114	18,688
Total assets	23,065	23,737
Liabilities
Trading and manufacturing	4,233	2,806
Engineering	3,287	3,824
Total	$ 7,520	$ 6,630